Form N-1A Supplement	Oct. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares U.S. ETF Trust
Supplement dated October 9, 2026
to the currently effective Summary Prospectus, Prospectus, and
Statement of Additional Information (“SAI”) for the
iShares Bloomberg Roll Select Commodity Strategy ETF (CMDY) (the “Fund”)
The Board of Trustees has approved the following changes for the Fund that are expected to take effect on or around December 11, 2026:

	Current	New

Fund Name	iShares Bloomberg Roll Select Commodity Strategy ETF	iShares Bloomberg Enhanced Roll Yield Commodity Strategy ETF

Underlying Index	Bloomberg Roll Select Commodity Total Return Index	Bloomberg Enhanced Roll Yield Total Return Index

•	The Principal Investment Strategies section in the Fund’s Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the Bloomberg Enhanced Roll Yield Total Return Index (the “Underlying Index”), which measures the performance of futures contracts across the following six physical commodity groups: energy, precious metals, industrial metals, grains and derived grains, softs, and livestock, as determined by Bloomberg Index Services Limited (“Bloomberg” or the “Index Provider”). The Underlying Index, which is rebalanced annually, provides broad-based exposure to commodities as an asset class by using liquidity factors and sector caps to avoid over-concentration in any single commodity or commodity sector.
The Fund, through its Subsidiary (as defined below), invests in financial instruments providing exposure to commodities and not in the physical commodities themselves. In seeking to achieve its investment objective, the Fund expects to obtain a substantial portion of its exposure to the investment results of the Underlying Index through total return swaps referencing the Underlying Index and/or the commodity futures contracts represented in the Underlying Index. The Fund is expected to enter into new total return swap contracts on an ongoing basis and replace expiring contracts as necessary to maintain exposure to the Underlying Index. Total return swaps subsequently acquired by the Fund may have terms that differ from those previously held by the Fund. The Fund generally expects to pay a fixed payment rate and swap-related fees to each counterparty and receive the total return of the Underlying Index. Although the Underlying Index measures the performance of futures contracts, the Fund is not required to hold those futures contracts directly in order to obtain its exposure to the Underlying Index.
The Fund may also invest in swaps on commodity futures contracts and other commodity-linked swaps, exchange-traded commodity futures contracts, options on futures contracts, forward contracts and other commodity-linked instruments that provide exposure to commodities represented in, or related to, the Underlying Index (collectively, “Commodity Investments”). The Fund invests in Commodity Investments solely through its Subsidiary. Investing in Commodity Investments may have a leveraging effect on the Fund.
The Fund also seeks to generate interest income and capital appreciation on the cash balances arising from its investment in Commodity Investments through a cash management strategy consisting of investments in cash and cash equivalents, short term government obligations and short-term investment grade fixed-income securities (collectively, “Fixed-Income Investments”). The Fund invests in Fixed-Income Investments for investment purposes and to provide sufficient assets to account for (or “cover”) mark‑to‑market changes and to collateralize the Subsidiary’s investments in derivatives on a day‑to‑day basis. As part of its cash management strategy, the Fund may also invest in repurchase agreements, money market instruments, U.S. government and agency securities, Treasury Inflation-Protected Securities, sovereign debt obligations of non‑U.S. countries and investment-grade corporate bonds.
In order to maintain exposure to a futures contract on a particular commodity, an investor must sell the position in the expiring contract and buy a new position in a contract with a later delivery month, which is referred to as “rolling.” The Underlying Index employs a multi-contract roll schedule to spread risk across three to four futures contracts per commodity, e.g., three futures contracts per precious metal commodity and four futures contracts per commodity in all other commodity groups, with a roll period of ten business days. The Underlying Index rolls and rebalances these contracts monthly back to equal weightings on a price-percentage basis. If the price for the new futures contract is less than the price of the expiring contract, then the market for the commodity is said to be in “backwardation.” In these markets, roll returns are positive, which is referred to as “positive carry.” The term “contango” is used to describe a market in which the price for a new futures contract is more than the price of the expiring contract. In these markets, roll returns are negative, which is referred to as “negative carry.” The Underlying Index seeks to employ a positive carry strategy that emphasizes commodities and futures contract months with the greatest degree of backwardation and lowest degree of contango, resulting in net gains through positive roll returns.
As of August 31, 2026, the Underlying Index had approximately 102 constituents, and a significant portion of the Underlying Index was represented by the energy and agriculture commodity groups. The components of the Underlying Index are likely to change over time.
The Fund gains exposure to Commodity Investments by investing through a wholly owned subsidiary organized in the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by BFA and has the same investment objective as the Fund. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and, unless otherwise noted in this Prospectus, is not subject to the investor protections of the 1940 Act. The Subsidiary invests solely in Commodity Investments and cash and cash equivalents.
In compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), the Fund may invest up to 25% of its total assets in the Subsidiary. The Fund’s Commodity Investments held in the Subsidiary are intended to provide the Fund with exposure to broad commodities consistent with current U.S. federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in Commodity Investments.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor selection of securities and/or other instruments. Indexing seeks to achieve lower costs and better after‑tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d‑1 under the 1940 Act, under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund’s 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund’s 80% investment policy may be changed by the Company’s Board of Trustees (the “Board”) upon 60 days’ notice to shareholders.
The Commodity Futures Trading Commission (“CFTC”) has adopted certain requirements that subject registered investment companies and their advisers to regulation by the CFTC if a registered investment company invests more than a prescribed level of its net asset value in CFTC-regulated futures, options and swaps, or if a registered investment company markets itself as providing investment exposure to such instruments. Due to the Fund’s potential use of such instruments above the prescribed levels, it is considered a “commodity pool” under the Commodity Exchange Act (“CEA”). The Subsidiary is also deemed a commodity pool. BFA is considered a commodity pool operator (“CPO”) with respect to the Fund and the Subsidiary and is subject to regulation by the CFTC and the National Futures Association (“NFA”).
The Underlying Index is sponsored by the Index Provider, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Bloomberg Roll Select Commodity Strategy ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares U.S. ETF Trust
Supplement dated October 9, 2026
to the currently effective Summary Prospectus, Prospectus, and
Statement of Additional Information (“SAI”) for the
iShares Bloomberg Roll Select Commodity Strategy ETF (CMDY) (the “Fund”)
The Board of Trustees has approved the following changes for the Fund that are expected to take effect on or around December 11, 2026:

	Current	New

Fund Name	iShares Bloomberg Roll Select Commodity Strategy ETF	iShares Bloomberg Enhanced Roll Yield Commodity Strategy ETF

Underlying Index	Bloomberg Roll Select Commodity Total Return Index	Bloomberg Enhanced Roll Yield Total Return Index

•	The Principal Investment Strategies section in the Fund’s Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the Bloomberg Enhanced Roll Yield Total Return Index (the “Underlying Index”), which measures the performance of futures contracts across the following six physical commodity groups: energy, precious metals, industrial metals, grains and derived grains, softs, and livestock, as determined by Bloomberg Index Services Limited (“Bloomberg” or the “Index Provider”). The Underlying Index, which is rebalanced annually, provides broad-based exposure to commodities as an asset class by using liquidity factors and sector caps to avoid over-concentration in any single commodity or commodity sector.
The Fund, through its Subsidiary (as defined below), invests in financial instruments providing exposure to commodities and not in the physical commodities themselves. In seeking to achieve its investment objective, the Fund expects to obtain a substantial portion of its exposure to the investment results of the Underlying Index through total return swaps referencing the Underlying Index and/or the commodity futures contracts represented in the Underlying Index. The Fund is expected to enter into new total return swap contracts on an ongoing basis and replace expiring contracts as necessary to maintain exposure to the Underlying Index. Total return swaps subsequently acquired by the Fund may have terms that differ from those previously held by the Fund. The Fund generally expects to pay a fixed payment rate and swap-related fees to each counterparty and receive the total return of the Underlying Index. Although the Underlying Index measures the performance of futures contracts, the Fund is not required to hold those futures contracts directly in order to obtain its exposure to the Underlying Index.
The Fund may also invest in swaps on commodity futures contracts and other commodity-linked swaps, exchange-traded commodity futures contracts, options on futures contracts, forward contracts and other commodity-linked instruments that provide exposure to commodities represented in, or related to, the Underlying Index (collectively, “Commodity Investments”). The Fund invests in Commodity Investments solely through its Subsidiary. Investing in Commodity Investments may have a leveraging effect on the Fund.
The Fund also seeks to generate interest income and capital appreciation on the cash balances arising from its investment in Commodity Investments through a cash management strategy consisting of investments in cash and cash equivalents, short term government obligations and short-term investment grade fixed-income securities (collectively, “Fixed-Income Investments”). The Fund invests in Fixed-Income Investments for investment purposes and to provide sufficient assets to account for (or “cover”) mark‑to‑market changes and to collateralize the Subsidiary’s investments in derivatives on a day‑to‑day basis. As part of its cash management strategy, the Fund may also invest in repurchase agreements, money market instruments, U.S. government and agency securities, Treasury Inflation-Protected Securities, sovereign debt obligations of non‑U.S. countries and investment-grade corporate bonds.
In order to maintain exposure to a futures contract on a particular commodity, an investor must sell the position in the expiring contract and buy a new position in a contract with a later delivery month, which is referred to as “rolling.” The Underlying Index employs a multi-contract roll schedule to spread risk across three to four futures contracts per commodity, e.g., three futures contracts per precious metal commodity and four futures contracts per commodity in all other commodity groups, with a roll period of ten business days. The Underlying Index rolls and rebalances these contracts monthly back to equal weightings on a price-percentage basis. If the price for the new futures contract is less than the price of the expiring contract, then the market for the commodity is said to be in “backwardation.” In these markets, roll returns are positive, which is referred to as “positive carry.” The term “contango” is used to describe a market in which the price for a new futures contract is more than the price of the expiring contract. In these markets, roll returns are negative, which is referred to as “negative carry.” The Underlying Index seeks to employ a positive carry strategy that emphasizes commodities and futures contract months with the greatest degree of backwardation and lowest degree of contango, resulting in net gains through positive roll returns.
As of August 31, 2026, the Underlying Index had approximately 102 constituents, and a significant portion of the Underlying Index was represented by the energy and agriculture commodity groups. The components of the Underlying Index are likely to change over time.
The Fund gains exposure to Commodity Investments by investing through a wholly owned subsidiary organized in the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by BFA and has the same investment objective as the Fund. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and, unless otherwise noted in this Prospectus, is not subject to the investor protections of the 1940 Act. The Subsidiary invests solely in Commodity Investments and cash and cash equivalents.
In compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), the Fund may invest up to 25% of its total assets in the Subsidiary. The Fund’s Commodity Investments held in the Subsidiary are intended to provide the Fund with exposure to broad commodities consistent with current U.S. federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in Commodity Investments.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor selection of securities and/or other instruments. Indexing seeks to achieve lower costs and better after‑tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d‑1 under the 1940 Act, under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund’s 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund’s 80% investment policy may be changed by the Company’s Board of Trustees (the “Board”) upon 60 days’ notice to shareholders.
The Commodity Futures Trading Commission (“CFTC”) has adopted certain requirements that subject registered investment companies and their advisers to regulation by the CFTC if a registered investment company invests more than a prescribed level of its net asset value in CFTC-regulated futures, options and swaps, or if a registered investment company markets itself as providing investment exposure to such instruments. Due to the Fund’s potential use of such instruments above the prescribed levels, it is considered a “commodity pool” under the Commodity Exchange Act (“CEA”). The Subsidiary is also deemed a commodity pool. BFA is considered a commodity pool operator (“CPO”) with respect to the Fund and the Subsidiary and is subject to regulation by the CFTC and the National Futures Association (“NFA”).
The Underlying Index is sponsored by the Index Provider, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.